Supplement dated July 15, 2014 to the
current Statutory Prospectus and Statement of Additional Information
of each of the Funds Listed Below (the “Funds”)

The revisions described herein are effective on or about July 15, 2014. This supplement amends and supersedes any contrary information relating to any share class offered by a Fund contained within a Fund’s Statutory Prospectus and Statement of Additional Information (SAI)and is in addition to any existing supplement thereto for each Fund. You should read this Supplement in conjunction with the Fund’s Statutory Prospectus and SAI, as applicable, and retain it for future reference.

1.	The following disclosure is added to each Fund’s discussion of fixed income instruments in the section of the Statutory Prospectus entitled “How the Fund Invests—Investment Objective and Policies”:

In the event that a security receives different ratings from different nationally recognized statistical rating organizations (NRSROs), the Fund will treat the security as being rated in the highest rating category received from an NRSRO.

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Investment Company Name	Fund / Series Name
The Prudential Investment Portfolios, Inc.	Prudential Asset Allocation Fund
Prudential Conservative Allocation Fund
Prudential Moderate Allocation Fund
Prudential Growth Allocation Fund
Prudential Investment Portfolios 2	Prudential Core Short-Term Bond Fund
Prudential Investment Portfolios 4	Prudential Muni High Income Fund
Prudential Investment Portfolios 6	Prudential California Muni Income Fund
Prudential Investment Portfolios 9	Prudential Absolute Return Bond Fund
Prudential Investment Portfolios 12	Prudential Short Duration Muni High Income Fund
Prudential Investment Portfolios, Inc. 14	Prudential Government Income Fund
Prudential Floating Rate Income Fund
Prudential Investment Portfolios, Inc. 15	Prudential High Yield Fund
Prudential Investment Portfolios, Inc. 17	Prudential Total Return Bond Fund
Prudential Short Duration Multi-Sector Bond Fund
Prudential MoneyMart Assets, Inc.
Prudential National Muni Fund, Inc.
Prudential World Fund, Inc.	Prudential Emerging Markets Debt Local Currency Fund
Prudential Short-Term Corporate Bond Fund, Inc.

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